Schedule of Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Current Liabilities [Line Items]
Accrued wages and related expenses	$ 33,378	$ 29,856	$ 24,154
Accrued commissions	12,737	12,831	10,402
Income taxes payable	4,205	2,878	2,656
Accrued rebates	6,141	6,027	6,006
Accrued other taxes	3,995	4,195	2,322
Accrued professional expenses	4,248	3,927	3,881
Derivative liabilities		545	6,707
Other accrued liabilities	21,384	21,512	25,581
Other current liabilities	$ 86,088	$ 81,771	$ 81,709